Capital Structure (Tables)	12 Months Ended
Dec. 31, 2016
Category of Capital Stock Issued

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized,			Voluntary or
	issued, and	Par value,		involuntary
	outstanding	per share	Redemption rights	liquidation rights
Common stock	40,000,000	$1.00	None	None
20,000,001
20,000,001
Preferred stock:
Class A	200,000,000	$1.00	Designated by Board	Designated by Board
	18,903,484		for each series issued	for each series issued
18,903,484
Class A, Series A	8,909,195	1.00	$35.02 per share plus	$35.02 per share plus
	8,909,195		an amount to yield a	an amount to yield a
	8,909,195		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class A, Series B	10,000,000	1.00	$35.02 per share plus	$35.02 per share plus
	9,994,289		an amount to yield a	an amount to yield a
	9,994,289		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class B	400,000,000	1.00	Designated by Board	Designated by Board
			for each series issued	for each series issued